Bitcoin intangible assets (Details) - USD ($)	3 Months Ended	9 Months Ended
	Feb. 28, 2022	Feb. 28, 2022
Bitcoin intangible assets (Tables)
Bitcoins, Opening Balance	$ 16,186	$ 0
Bitcoin Additions	27,193	48,397
Remittance As Cost Of Sales	(11,091)	(15,132)
Impairment	(3,644)	(4,621)
Bitcoin Ending Balance	$ 28,644	$ 28,644